Supplemental Cash Flow Disclosure - Summary of Reconciliation of Liabilities to Cash Flows from Financing Activities (Detail) - CAD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Supplementary Cash Flow Information [Line Items]
Repayments From Cash (used in) provided by financing activities	$ 1,357,454	$ 19,389,098
Loan
Disclosure Of Supplementary Cash Flow Information [Line Items]
Beginning Balance	3,891,077
Repayments From Cash (used in) provided by financing activities	(1,071,433)
Non-cash Changes Accretion of Interest	32,599
Non-cash changes financing and discounted fees	(5,742)
Ending Balance	2,846,501	3,891,077
Balance of Purchase Price
Disclosure Of Supplementary Cash Flow Information [Line Items]
Beginning Balance	261,596
Repayments From Cash (used in) provided by financing activities	(261,596)
Ending Balance		261,596
Bank Line of Credit
Disclosure Of Supplementary Cash Flow Information [Line Items]
Beginning Balance	490,000
Proceeds From Cash (used in) provided by financing activities	130,000
Ending Balance	620,000	490,000
Finance Lease Liabilities
Disclosure Of Supplementary Cash Flow Information [Line Items]
Beginning Balance	18,683
Repayments From Cash (used in) provided by financing activities	(18,683)
Ending Balance		18,683
Interest Rate Swap Asset Used for Hedging
Disclosure Of Supplementary Cash Flow Information [Line Items]
Beginning Balance	(19,090)
Non-cash changes in fair value	19,090
Ending Balance		(19,090)
Long-term Debt
Disclosure Of Supplementary Cash Flow Information [Line Items]
Beginning Balance	4,661,356
Proceeds From Cash (used in) provided by financing activities	130,000
Repayments From Cash (used in) provided by financing activities	(1,351,712)
Non-cash Changes Accretion of Interest	32,599
Non-cash changes financing and discounted fees	(5,742)
Ending Balance	$ 3,466,501	$ 4,661,356